Compensation program based on shares - Phantom Stock Options (Details) - PSO	12 Months Ended
Dec. 31, 2017 Options
Compensation program based on shares
Term of plan	10 years
Annual limit of awards at the time of each grant, as a percent of capital	0.10%
Maximum percentage of Company's capital	1.00%
Number of share options granted in share-based payment arrangement	261,434
Service Requirement
Compensation program based on shares
Vesting period	5 years
Percentage of remuneration	50.00%
Performance Requirement
Compensation program based on shares
Percentage of remuneration	50.00%